SCHEDULE OF ANALYSIS OF REVENUE (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 50,682,220	$ 45,804,377	$ 20,440,683
Provision of event management [member]
IfrsStatementLineItems [Line Items]
Revenue		4,423,413	6,733,049
Sales of goods and others [member]
IfrsStatementLineItems [Line Items]
Revenue	23,442,060	15,572,720	11,459,364
Tickets [member]
IfrsStatementLineItems [Line Items]
Revenue	17,489,369	9,731,700
Sponsorship [member]
IfrsStatementLineItems [Line Items]
Revenue	9,112,347	5,371,523
Video production [member]
IfrsStatementLineItems [Line Items]
Revenue		8,950,021
Design and others [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 638,444	$ 1,755,000	$ 2,248,270